Segments and Geographical Information (Details) - Schedule of total revenues and long-lived assets - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		$ 33,634		$ 33,551		$ 33,817
Long-lived assets	[1]	1,097		956		1,257
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		25,662		24,369		23,493
Long-lived assets		1,097	[1]	956	[1]	1,257
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		3,494		3,831		5,055
Long-lived assets	[1]
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		1,701		2,375		3,624
Long-lived assets	[1]
America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		2,032		2,449		901
Long-lived assets	[1]
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		555		527		744
Long-lived assets	[1]
Rest of the world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		190
Long-lived assets	[1]

[1]	Long-lived assets are comprised of property and equipment (intangible assets and goodwill are not included).